Notes Payable, net (Details) - Schedule of accounts payable and accrued expenses and other liabilities - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable and accrued expenses and other liabilities [Abstract]
Accounts payable and accrued expenses	$ 841,524	$ 1,094,488	$ 2,528,251
Other liabilities	27,125	27,125	717,286
Accounts payable and accrued expenses and other liabilities	$ 868,649	$ 1,121,613	$ 3,245,537